N-2 - USD ($)				1 Months Ended	3 Months Ended
	Nov. 15, 2022	Nov. 11, 2022	Sep. 30, 2022	Nov. 11, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Cover [Abstract]
Entity Central Index Key	0000017313
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Capital Southwest Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	4.00%	(1)
Offering expenses (as a percentage of offering price)	0.50%	(2)
Dividend reinvestment plan expenses	—	(3)
Total stockholder transaction expenses (as a percentage of offering price)	4.50%

Annual Expenses (as a percentage of net assets attributable to common stock for the quarter ended September 30, 2022):
Operating expenses	4.37%	(4)
Interest payments on borrowed funds	7.17%	(5)
Income tax expense	0.45%	(6)
Acquired fund fees and expenses	0.90%	(7)
Total annual expenses	12.89%
(1) The sales load (underwriting discount and commission) with respect to the shares of our common stock sold in this offering, which is a one-time fee paid to the underwriters, is the only sales load paid in connection with this offering.
(2) The percentage reflects estimated offering expenses of approximately $200,000 based on the $40.0 million offered in this offering (assuming that the underwriters do not exercise their option to purchase additional shares).
(3) The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4) Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2022. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5) Interest payments on borrowed funds represents our estimated annual interest payments based on actual interest rate terms under the Credit Facility and our anticipated drawdowns from the Credit Facility, our actual interest rate terms under the debentures guaranteed by the SBA (the “SBA Debentures”) and our anticipated drawdowns of the SBA Debentures, the 4.50% Notes due 2026 (the “January 2026 Notes”), and the 3.375% Notes due 2026 (the “October 2026 Notes”). As of September 30, 2022, we had $240.0 million outstanding under the Credit Facility, $80.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, and $150.0 million in aggregate principal of the October 2026 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and our board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
(6) Income tax expense relates to the accrual of (a) deferred and current tax provision(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax expense represents the estimated annual income tax expense/(benefit) of CSWC and its consolidated subsidiaries based on annualized income tax expense/(benefit) for the quarter ended September 30, 2022.
	(7) Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2022.
Sales Load [Percent]	4.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.50%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	4.00%	(1)
Offering expenses (as a percentage of offering price)	0.50%	(2)
Dividend reinvestment plan expenses	—	(3)
Total stockholder transaction expenses (as a percentage of offering price)	4.50%

Annual Expenses (as a percentage of net assets attributable to common stock for the quarter ended September 30, 2022):
Operating expenses	4.37%	(4)
Interest payments on borrowed funds	7.17%	(5)
Income tax expense	0.45%	(6)
Acquired fund fees and expenses	0.90%	(7)
Total annual expenses	12.89%
(1) The sales load (underwriting discount and commission) with respect to the shares of our common stock sold in this offering, which is a one-time fee paid to the underwriters, is the only sales load paid in connection with this offering.
(2) The percentage reflects estimated offering expenses of approximately $200,000 based on the $40.0 million offered in this offering (assuming that the underwriters do not exercise their option to purchase additional shares).
(3) The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4) Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2022. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5) Interest payments on borrowed funds represents our estimated annual interest payments based on actual interest rate terms under the Credit Facility and our anticipated drawdowns from the Credit Facility, our actual interest rate terms under the debentures guaranteed by the SBA (the “SBA Debentures”) and our anticipated drawdowns of the SBA Debentures, the 4.50% Notes due 2026 (the “January 2026 Notes”), and the 3.375% Notes due 2026 (the “October 2026 Notes”). As of September 30, 2022, we had $240.0 million outstanding under the Credit Facility, $80.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, and $150.0 million in aggregate principal of the October 2026 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and our board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
(6) Income tax expense relates to the accrual of (a) deferred and current tax provision(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax expense represents the estimated annual income tax expense/(benefit) of CSWC and its consolidated subsidiaries based on annualized income tax expense/(benefit) for the quarter ended September 30, 2022.
	(7) Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2022.
Interest Expenses on Borrowings [Percent]	7.17%
Acquired Fund Fees and Expenses [Percent]	0.90%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	4.37%
Other Annual Expense 2 [Percent]	0.45%
Total Annual Expenses [Percent]	12.89%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above and that you would pay a sales load of up to 4.00% (the commission to be paid by us with respect to the common stock sold by us in this offering) and the offering expenses associated with this offering.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$174	$466	$714	$1,183

Expense Example, Year 01	$ 174
Expense Example, Years 1 to 3	466
Expense Example, Years 1 to 5	714
Expense Example, Years 1 to 10	$ 1,183
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The offering expenses shown assume that we issue 2,203,857 shares of common stock in the offering at a public offering price of $18.15 per share and that the underwriters do not exercise their option to purchase any additional shares. Except where the context suggests otherwise, whenever this prospectus supplement and the accompanying prospectus contains a reference to fees or expenses paid by “you,” “us” or “CSWC,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as investors in us.
Other Transaction Fees, Note [Text Block]	The percentage reflects estimated offering expenses of approximately $200,000 based on the $40.0 million offered in this offering (assuming that the underwriters do not exercise their option to purchase additional shares).
Other Expenses, Note [Text Block]	Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2022. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants. Income tax expense relates to the accrual of (a) deferred and current tax provision(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax expense represents the estimated annual income tax expense/(benefit) of CSWC and its consolidated subsidiaries based on annualized income tax expense/(benefit) for the quarter ended September 30, 2022.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2022.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to produce attractive risk-adjusted returns by generating current income from our debt investments and capital appreciation from our equity and equity related investments. Our investment strategy is to partner with business owners, entrepreneurs, management teams and financial sponsors to provide flexible financing solutions to fund growth, changes of control, or other corporate events. We invest primarily in senior debt securities, secured by security interests in portfolio company assets. We also invest in equity interests in our portfolio companies alongside our debt securities.
We focus on investing in companies with histories of generating revenues and positive cash flow, established market positions and proven management teams with strong operating discipline. Our core business is to target senior debt investments and equity investments in LMM companies. We also opportunistically target first and second lien loans in UMM companies. Our target LMM companies typically have annual earnings before interest, taxes, depreciation and amortization, or EBITDA, generally between $3.0 million and $20.0 million, and our LMM investments generally range in size from $5.0 million to $35.0 million. Our UMM investments generally include first and second lien loans in companies with EBITDA generally greater than $20.0 million and typically range in size from $5.0 million to $20.0 million.

We seek to fill the financing gap for LMM companies, which historically have had more limited access to financing from commercial banks and other traditional sources. The underserved nature of the LMM creates the opportunity for us to meet the financing needs of LMM companies while also negotiating favorable transaction terms and equity participations. Our ability to invest across a LMM company’s capital structure, from secured loans to equity securities, allows us to offer portfolio companies a comprehensive suite of financing options. Providing customized financing solutions is important to LMM companies. We generally seek to partner directly with financial sponsors, entrepreneurs, management teams and business owners in making our investments. Our LMM debt investments typically include senior loans with a first lien on the assets of the portfolio company. Our LMM debt investments typically have a term of between five and seven years from the original investment date. We also often seek to invest in the equity securities of our LMM portfolio companies.
Our investments in UMM companies primarily consist of direct investments in or secondary purchases of interest bearing debt securities in privately held companies that are generally larger in size than the LMM companies included in our portfolio.

Our UMM debt investments are generally secured by either a first or second priority lien on the assets of the portfolio company and typically have an expected duration of between three and seven years from the original investment date.

We offer managerial assistance to our portfolio companies and provide them access to our investment experience, direct industry expertise and contacts. Our obligation to offer to make available significant managerial assistance to our portfolio companies is consistent with our belief that providing managerial assistance to a portfolio company is important to its business development activities.
	Because we are internally managed, we do not pay any external investment advisory fees, but instead directly incur the operating costs associated with employing investment and portfolio management professionals. We believe that our internally managed structure provides us with a beneficial operating expense structure when compared to other publicly traded and privately held investment firms that are externally managed, and our internally managed structure allows us the opportunity to leverage our non-interest operating expenses as we grow our investment portfolio.
Risk Factors [Table Text Block]
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described below and in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference in this prospectus supplement and the accompanying prospectus, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that could adversely affect our business. If any of these risks actually occurs, the trading price of our common stock could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus supplement.
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other shareholders may not approve of.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “Use of Proceeds,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment grade, interest-bearing securities. These investments may not yield a favorable return to our shareholders.

Share Price [Table Text Block]
Our common stock is traded on the NASDAQ Global Select Market under the symbol “CSWC.”
The following table sets forth, for the periods indicated, the range of high and low sales prices of our common stock as reported on the NASDAQ Global Select Market, and such sales prices as a percentage of the net asset value per share of our common stock.

		Price Range
	NAV (1)	High	Low	Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)
Year ending March 31, 2023
Third Quarter (through November 11, 2022)	*	$19.72	$16.28	*	*
Second Quarter	$16.53	21.23	16.70	28.43%	1.03%
First Quarter	16.54	24.40	17.79	47.52	7.56
Year ended March 31, 2022
Fourth Quarter	$16.86	$26.61	$22.78	57.83%	35.11%
Third Quarter	16.19	28.41	23.75	75.48	46.70
Second Quarter	16.36	28.33	23.28	73.17	42.30
First Quarter	16.58	28.10	22.16	69.48	33.66
Year ended March 31, 2021
Fourth Quarter	$16.01	$22.75	$17.55	42.10%	9.62%
Third Quarter	15.74	17.98	12.63	14.23	(19.76)
Second Quarter	15.36	15.20	12.32	(1.04)	(19.79)
First Quarter	14.95	16.02	8.76	7.16	(41.40)

(1)NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)Calculated as the respective high or low share price divided by NAV and subtracting 1.
	* NAV has not yet been determined.
Lowest Price or Bid				$ 16.28	$ 16.70	$ 17.79	$ 22.78	$ 23.75	$ 23.28	$ 22.16	$ 17.55	$ 12.63	$ 12.32	$ 8.76
Highest Price or Bid				$ 19.72	$ 21.23	$ 24.40	$ 26.61	$ 28.41	$ 28.33	$ 28.10	$ 22.75	$ 17.98	$ 15.20	$ 16.02
Highest Price or Bid, Premium (Discount) to NAV [Percent]					28.43%	47.52%	57.83%	75.48%	73.17%	69.48%	42.10%	14.23%	(1.04%)	7.16%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					1.03%	7.56%	35.11%	46.70%	42.30%	33.66%	9.62%	(19.76%)	(19.79%)	(41.40%)
Latest Share Price		$ 19.31
Latest Premium (Discount) to NAV [Percent]		16.82%
Latest NAV			$ 16.53
Management Discretion Of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other shareholders may not approve of.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “Use of Proceeds,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment grade, interest-bearing securities. These investments may not yield a favorable return to our shareholders.